Note 15 - Income taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Net operating loss carry forwards	$ 653,290	$ 247,451
Bad debt allowance	135,590	113,139
Inventory provision	49,002	30,109
Unpaid accrued bonus	15,487	30,628
Lease liabilities	216,315	81,436
Total deferred tax assets	1,069,684	502,763
Less: Valuation allowance	(767,542)	(392,393)	$ (317,954)
Net deferred tax assets	302,142	110,370
Property and equipment	(19,134)	(25,621)
Right-of-use assets	(283,008)	(84,749)
Total deferred tax liabilities	(302,142)	(110,370)
Total deferred tax assets, net	0	0
Deferred Tax Assets, Valuation Allowance	767,542	392,393	$ 317,954
Additions - Valuation allowance of deferred tax assets	410,306	168,581
Utilization - Valuation allowance of deferred tax assets	(18,884)	0
Reversal - Valuation allowance of deferred tax assets	0	(86,177)
Exchange rate effect - Valuation allowance of deferred tax assets	$ (16,273)	$ (7,965)